Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepayments and Other Current Assets, Net - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Schedule Of Prepayments And Other Current Assets Net Abstract
Tax refunds	[1]	$ 512,292	$ 532,149
Deposits		204,652	187,691
Advance to suppliers		324,243	104,922
Prepaid expenses		8,224	71,348
Others		4,276	3,420
Prepayments and other current assets, net		$ 1,053,687	$ 899,530

[1]	Tax refunds consist of consumption tax and value-added tax refund for export business. The Group is eligible for consumption tax and value-added tax refund for cross-border products sales in Japan and China.